Long-term borrowings	6 Months Ended
Jun. 30, 2024
Long-term borrowings
Long-term borrowings

10.Long-term borrowings

For the six months ended June 30, 2024, the Group had repaid long-term borrowings of RMB100. The interest was payable on a monthly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-28	2,900	3.45%	Bank of China Limited Beijing Xuanwu Branch
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		12,900

As of June 30, 2024, the loan 1 is guaranteed by a third party.